Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating
	RMB	USD
Twelve months ending December 31,
2021	4,927	755
2022	4,597	705
2023	4,386	672
2024	4,374	670
2025	365	56
Total	18,649	2,858